SCHEDULE OF FAIR VALUE OF LENDER WARRANTS ASSUMPTIONS (Details) - $ / shares		3 Months Ended
	Aug. 03, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected share price volatility	141.63%
Risk free interest rate	3.14%
Lender warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%
Stock price		$ 1.40
Expected share price volatility		77.20%
Risk free interest rate		3.49%
Expected life of options		1 year